INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES
NOTE 14 - INCOME TAXES

The Company accounts for income taxes in accordance with ASC Topic No. 740, "Income Taxes."  This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carry forwards.

At December 31, 2011, a deferred tax asset results from the deferred tax benefit of asset reserve accounts in the amount of approximately $143,000 and net operating loss carryover of approximately $23,903,000, based on the U.S. Corporate income tax rate of 34%.  A 100% valuation allowance has been provided for both the current and non-current deferred tax assets, as the ability of the Company to generate sufficient taxable income in the future is uncertain. The change in the valuation allowance is approximately $1,531,000.

The unexpired net operating loss carry forward at December 31, 2011 is approximately $23,903,000 with $37,207 to expire in 2012 if not utilized.

Current deferred tax asset:

	2011	2010 (Restated)
Asset Reserve Accounts	$142,736	$8,466
Valuation allowance	(142,736)	(8,466)
Net benefit recorded	-	-

Non-current deferred tax asset:

	2011	2010 (Restated)
34% of net operating loss carry forwards	$8,127,127	$6,730,759
Valuation allowance	(8,127,127)	(6,730,759)
Net non-current deferred tax asset	-	-

Reconciliations of the expected federal income tax benefit based on the statutory income tax rate of 34% to the actual benefit for the years ended December 31, 2011 and 2010 are listed below.

	2011	2010 (Restated)
Expected federal income tax benefit	4,220,745	2,237,710
Valuation allowance	(1,530,637)	(1,323,672)
Debt Settlement Expense	(383,831)	-
Impairment Loss	(1,090,846)	-
Derivative Expense	(836,287)	(491,643)
Amortization of beneficial Conversion Discount	(291,175)	-
Other	(87,969)	(11,625)
Expiration of Net Operating Loss Carryover	-	(410,770)
Income tax expense (benefit)	$-	$-

The Company has no tax positions at December 31, 2011 and 2010 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.  During the years ended December 31, 2011 and 2010, the Company recognized no interest and penalties.  All tax years starting with 2008 are open for examination.